Commitments and contingencies - Funding Debt Obligations (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Funding Debt Obligations
Less than 1 year	¥ 1,550,879
1 - 2 years	17,396
2 - 3 years	0
More than 3 years	0
Total funding debt obligations	1,568,275
Loans payable to investors of consolidated Trust
Funding Debt Obligations
Less than 1 year	1,512,510
1 - 2 years	15,000
2 - 3 years	0
More than 3 years	0
Total funding debt obligations	1,527,510
Interest payments
Funding Debt Obligations
Less than 1 year	38,369
1 - 2 years	2,396
2 - 3 years	0
More than 3 years	0
Total funding debt obligations	¥ 40,765